Riverbridge Growth Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.6%
	COMMUNICATION SERVICES — 7.9%
12,470	Alphabet, Inc. - Class A	$3,887,647
12,501	Alphabet, Inc. - Class C	3,893,187
27,538	Netflix, Inc.*	2,650,257
		10,431,091
	CONSUMER DISCRETIONARY — 13.2%
29,097	Amazon.com, Inc.*	6,110,370
12,699	Five Below, Inc.*	2,838,608
16,627	Floor & Decor Holdings, Inc. - Class A*	1,148,759
14,881	Grand Canyon Education, Inc.*	2,367,121
19,755	Starbucks Corp.	1,936,385
7,700	Tesla, Inc.*	3,099,327
		17,500,570
	CONSUMER STAPLES — 1.2%
18,871	Freshpet, Inc.*	1,593,656
	FINANCIALS — 5.8%
5,102	Kinsale Capital Group, Inc.	1,988,096
7,170	S&P Global, Inc.	3,168,280
7,659	Visa, Inc. - Class A	2,451,952
		7,608,328
	HEALTH CARE — 15.3%
11,618	Danaher Corp.	2,447,215
13,094	Ensign Group, Inc.	2,804,342
4,801	IDEXX Laboratories, Inc.*	3,152,961
5,622	Medpace Holdings, Inc.*	2,539,795
91,156	Privia Health Group, Inc.*	2,164,955
5,819	UnitedHealth Group, Inc.	1,706,538
15,504	Veeva Systems, Inc. - Class A*	2,821,883
10,350	West Pharmaceutical Services, Inc.	2,632,419
		20,270,108
	INDUSTRIALS — 19.8%
13,551	Cintas Corp.	2,725,513
106,141	Fastenal Co.	4,886,732
17,464	HEICO Corp.	5,579,049
5,828	Kadant, Inc.	1,976,683
5,071	Paylocity Holding Corp.*	540,011
31,518	RB Global, Inc.[1]	3,182,057
45,308	Rollins, Inc.	2,758,804
12,158	Verisk Analytics, Inc. - Class A	2,523,636
4,833	Watsco, Inc.	2,016,956
		26,189,441

Riverbridge Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY — 32.2%
16,253	Analog Devices, Inc.	$5,782,655
1,725	Fair Isaac Corp.*	2,431,146
17,489	Globant S.A.*,1	870,253
8,272	Guidewire Software, Inc.*	1,202,087
22,332	Microsoft Corp.	8,770,670
3,564	Motorola Solutions, Inc.	1,718,775
59,142	NVIDIA Corp.	10,479,371
8,459	Salesforce, Inc.	1,647,728
8,365	SAP S.E. - ADR[1]	1,685,798
29,133	ServiceNow, Inc.*	3,146,655
2,432	Synopsys, Inc.*	1,006,848
10,832	Tyler Technologies, Inc.*	3,842,002
		42,583,988
	MATERIALS — 1.5%
3,990	Linde PLC[1]	2,027,239
	REAL ESTATE — 1.7%
49,361	CoStar Group, Inc.*	2,202,981
	TOTAL COMMON STOCKS
	(Cost $49,543,184)	130,407,402
	SHORT-TERM INVESTMENTS — 1.5%
2,020,512	Fidelity Institutional Treasury Fund, 3.52%[2]	2,020,512
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,020,512)	2,020,512
	TOTAL INVESTMENTS — 100.1%
	(Cost $51,563,696)	132,427,914
	Liabilities Less Other Assets — (0.1)%	(121,009)
	NET ASSETS — 100.0%	$132,306,905

ADR	American Depository Receipt
PLC	Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.